Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sources of non-interest income [Abstract]
Net gain on equity securities	[1]	$ 1,383	$ 0	$ 0
Other	[1]	1,160	1,022	1,123
Total non-interest income		19,834	18,315	19,260
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,733	2,939	2,708
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,172	2,110	2,044
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		5,139	5,819	6,348
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 7,247	$ 6,425	$ 7,037

[1]	Not within the scope of ASC 606.